Financial assets - Movement in doubtful impaired assets (Details) - Financial assets at amortized cost, category - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Written-off assets	€ (6,140)	€ (7,436)
Exchange differences and other	749	(11,125)
Gross carrying amount | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	37,275	33,350
Net additions	5,070	4,156
Written-off assets	(6,140)	(7,436)
Changes in the scope of consolidation		20,572
Exchange differences and other	(267)	(378)
Financial assets at end of period	€ 35,938	€ 50,264